Inventories	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Inventories [text block]
8.	Inventories

	Dec. 31, 2017	Dec. 31, 2016
Current
Stockpile	$13,468	$9,368
Work in progress [1]	14,552	9,100
Finished goods	71,906	54,583
Materials and supplies	41,756	39,413
	141,682	112,464
Non-current
Materials and supplies	5,809	4,537

	$147,491	117,001

[1] Represents zinc concentrate which will be processed further into cast zinc metal or sold directly.

The cost of inventories recognized as an expense, including depreciation, and included in cost of sales amounted to $855,141 for the year ended December 31, 2017 (year ended December 31, 2016 - $803,802).